Fair Value Considerations	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Consideration [Text Block]
Note 5 — Fair Value Considerations

Aytu’s financial instruments include cash and cash equivalents, accounts receivable, investments, accounts payable and accrued liabilities, and warrant derivative liability. The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to their short maturities. The valuation policies are determined by the Chief Financial Officer and approved by the Company’s Board of Directors.

Authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of Aytu. Unobservable inputs are inputs that reflect Aytu’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on reliability of the inputs as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets that are accessible to Aytu for identical assets or liabilities;

Level 2:	Inputs include quoted prices for similar assets and liabilities in active or inactive markets or that are observable for the asset or liability either directly or indirectly; and

Level 3:	Unobservable inputs that are supported by little or no market activity.

Aytu’s assets and liabilities which are measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement. Aytu’s policy is to recognize transfers in and/or out of fair value hierarchy as of the date in which the event or change in circumstances caused the transfer. Aytu has consistently applied the valuation techniques discussed below in all periods presented.

The following table presents Aytu’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2016, by level within the fair value hierarchy:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
September 30, 2016
ASSETS
Investment in Acerus	$1,769,000	$—	$—	$1,769,000
LIABILITIES
Warrant derivative liability	$—	$—	$347,000	$347,000
Contingent consideration	$—	$—	$3,930,000	$3,930,000
June 30, 2016
ASSETS
Investment in Acerus	$1,041,000	$—	$—	$1,041,000
LIABILITIES
Warrant derivative liability	$—	$—	$276,000	$276,000
Contingent consideration	$—	$—	$3,869,000	$3,869,000

The estimated fair value of the Company’s investment, which is classified as Level 1 (quoted price is available), was $1,769,000 as of September 30, 2016. The estimated fair value of the Company’s marketable securities is determined using the quoted price in the active market based on the closing price as of the balance sheet date.

		Value at June 30,	Unrealized
As of September 30, 2016	Maturity in Years	2016	Gains	Losses	Fair Value
Investment in Acerus	Less than 1 year	$1,041,000	$728,000	$	$1,769,000

The warrant derivative liability was valued using the Black-Scholes valuation methodology because that model embodies all of the relevant assumptions that address the features underlying these instruments. Significant assumptions in valuing the warrant derivative liability, based on estimates of the value of Aytu common stock and various factors regarding the warrants, were as follows as of September 30, 2016 and at issuance:

	September 30, 2016	At Issuance
Warrants:
Volatility	215.1%	75.0%
Equivalent term (years)	4.59	5.00
Risk-free interest rate	1.09%	1.32%
Dividend yield	0.00%	0.00%

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair value hierarchy:

Derivative Instruments

Balance as of June 30, 2016	$276,000
Warrant issuances	—
Change in fair value included in earnings	71,000
Balance as of September 30, 2016	$347,000

Note 5 — Fair Value Considerations

Aytu’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, convertible promissory notes and warrant derivative liability. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to their short maturities. The fair value of the convertible notes was approximately the face value of the notes (see Note 8 for more information). The valuation policies are determined by the Chief Financial Officer and approved by the Company’s Board of Directors.
Authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of Aytu. Unobservable inputs are inputs that reflect Aytu’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on reliability of the inputs as follows:
Level 1:	Inputs that reflect unadjusted quoted prices in active markets that are accessible to Aytu for identical assets or liabilities;
Level 2:	Inputs include quoted prices for similar assets and liabilities in active or inactive markets or that are observable for the asset or liability either directly or indirectly; and
Level 3:	Unobservable inputs that are supported by little or no market activity.
Aytu’s assets and liabilities which are measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement. Aytu’s policy is to recognize transfers in and/or out of fair value hierarchy as of the date in which the event or change in circumstances caused the transfer. Aytu has consistently applied the valuation techniques discussed below in all periods presented.
The following table presents Aytu’s financial liabilities that were accounted for at fair value on a recurring basis as of June 30, 2016, by level within the fair value hierarchy:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
June 30, 2016
ASSETS
Investment in Acerus	$1,041,000	$—	$—	$1,041,000
LIABILITIES
Warrant derivative liability	$—	$—	$276,000	$276,000
Contingent consideration	$—	$—	$3,869,000	$3,869,000
June 30, 2015
ASSETS
Investment in Acerus	$—	$—	$—	$—
LIABILITIES
Warrant derivative liability	$—	$—	$—	$—
Contingent consideration	$—	$—	$664,000	$664,000
The estimated fair value of the Company’s investment, which is classified as Level 1 (quoted price is available), was $1,041,000 as of June 30, 2016. The estimated fair value of the Company’s marketable securities is determined using the quoted price in the active market based on the closing price as of the balance sheet date.

As of June 30, 2016	Maturity in Years	Initial Cost	Unrealized		Fair Value
			Gains	Losses
Investment in Acerus	Less than 1 year	$2,013,000	$0	$(972,000)	$1,041,000
The warrant derivative liability for the warrants was valued using the Black-Scholes valuation methodology because that model embodies all of the relevant assumptions that address the features underlying these instruments. Significant assumptions in valuing the warrant derivative liability were based on estimates of the value of Aytu common stock, the exercise price of $6.00, the term of 5 years, volatility of 75% and a risk free interest rate of 1.32% at issuance. At June 30, 2016, these warrants were re-valued with an adjusted term of 4.84 years, volatility of 75% and a risk free interest rate of 0.986%.
The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair valued hierarchy:

Derivative Instruments
Balance as of June 30, 2015	$—
Warrant issuances	400,000
Reclassification of warrant liability to equity upon note conversion	(137,000)
Change in fair value included in earnings	13,000
Balance as of June 30, 2016	$276,000